Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 54,494,306.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	65,592,544.1
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	98,300.71
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	118,840.64
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - USD | ADR BAYER A G SPONSORED ADR CUSIP : 072730302
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	49,775.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 57,627.32
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR BAYER A G SPONSORED ADR CUSIP 072730302 [Member]
EBP, Investment, Number of Shares | shares	5,326
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - USD | SAP SE-SPONSORED ADR CUSIP : 803054204
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 48,525.64
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 61,213.32
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	SAP SESPONSORED ADR CUSIP 803054204 [Member]
EBP, Investment, Number of Shares | shares	252
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 84,277.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	138,023.88
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP : N07059210
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	39,596.2
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 53,493
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP N07059210 [Member]
EBP, Investment, Number of Shares | shares	50
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | AERCAP HOLDINGS N.V. EUR0.01 CUSIP : N00985106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 44,680.88
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 84,530.88
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	AERCAP HOLDINGS N.V. EUR0.01 CUSIP N00985106 [Member]
EBP, Investment, Number of Shares | shares	588
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 921,544.81
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	2,386,817.4
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - USD | UBS GROUP AG COMMON STOCK CUSIP : H42097107 | UBS GROUP AG COMMON STOCK CUSIP : H42097107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	921,544.81
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,386,817.4
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS GROUP AG COMMON STOCK CUSIP H42097107 [Member]
EBP, Investment, Number of Shares | shares	51,540
Investment, Identifier [Axis]: Corporate Stock - Common | Taiwan - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 41,622.87
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	92,382.56
Investment, Identifier [Axis]: Corporate Stock - Common | Taiwan - USD | ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP : 874039100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	41,622.87
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 92,382.56
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP 874039100 [Member]
EBP, Investment, Number of Shares | shares	304
Investment, Identifier [Axis]: Corporate Stock - Common | Total Corporate Stock - Common
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,609,465.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	4,411,814.33
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	182,875.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	179,771.7
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD | LONDON STOCK EXCHANGE GROUP ADR CUSIP : 54211Y107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	150,061.75
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 142,517.34
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	LONDON STOCK EXCHANGE GROUP ADR CUSIP 54211Y107 [Member]
EBP, Investment, Number of Shares | shares	4,662
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD | ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP : 780259305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 32,813.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 37,254.36
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP 780259305 [Member]
EBP, Investment, Number of Shares | shares	507
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,280,844.54
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	1,495,978.15
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ALPHABET INC CAP STK USD0.001 CL C CUSIP : 02079K107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	42,164.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 97,278
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ALPHABET INC CAP STK USD0.001 CL C CUSIP 02079K107 [Member]
EBP, Investment, Number of Shares | shares	310
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AMAZON COM INC COM CUSIP : 023135106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 106,265.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 155,572.68
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	AMAZON COM INC COM CUSIP 023135106 [Member]
EBP, Investment, Number of Shares | shares	674
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AON PLC CUSIP : G0403H108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 38,568.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 45,521.52
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	AON PLC CUSIP G0403H108 [Member]
EBP, Investment, Number of Shares | shares	129
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CAPITAL ONE FINL CORP COM CUSIP : 14040H105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 50,201.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 91,612.08
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	CAPITAL ONE FINL CORP COM CUSIP 14040H105 [Member]
EBP, Investment, Number of Shares | shares	378
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CHARTER COMMUNICATIONS INC NEW CL A CL A CUSIP : 16119P108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 938.98
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 626.25
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	CHARTER COMMUNICATIONS INC NEW CL A CL A CUSIP 16119P108 [Member]
EBP, Investment, Number of Shares | shares	3
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COM ALCOA CORPORATION COM USD0.01 CUSIP : 013872106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 35,106.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 48,995.08
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	COM ALCOA CORPORATION COM USD0.01 CUSIP 013872106 [Member]
EBP, Investment, Number of Shares | shares	922
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COMCAST CORP NEW-CL A CUSIP : 20030N101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 90,244.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 71,168.09
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	COMCAST CORP NEWCL A CUSIP 20030N101 [Member]
EBP, Investment, Number of Shares | shares	2,381
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CONOCOPHILLIPS COM CUSIP : 20825C104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 117,514.27
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 108,774.82
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	CONOCOPHILLIPS COM CUSIP 20825C104 [Member]
EBP, Investment, Number of Shares | shares	1,162
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DANAHER CORP COM CUSIP : 235851102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 73,825.09
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 84,700.4
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	DANAHER CORP COM CUSIP 235851102 [Member]
EBP, Investment, Number of Shares | shares	370
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ELEVANCE HEALTH INC CUSIP : 036752103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 35,150.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 29,796.75
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ELEVANCE HEALTH INC CUSIP 036752103 [Member]
EBP, Investment, Number of Shares | shares	85
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP : 518439104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 36,649.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 51,836.4
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP 518439104 [Member]
EBP, Investment, Number of Shares | shares	495
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP : 43300A203
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 15,679.21
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 28,725
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP 43300A203 [Member]
EBP, Investment, Number of Shares | shares	100
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HUMANA INC COM CUSIP : 444859102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 54,797.21
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 47,127.92
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	HUMANA INC COM CUSIP 444859102 [Member]
EBP, Investment, Number of Shares | shares	184
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LENNAR CORP CL A CL A CUSIP : 526057104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 74,585.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 65,175.2
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	LENNAR CORP CL A CL A CUSIP 526057104 [Member]
EBP, Investment, Number of Shares | shares	634
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LIBERTY BROADBAND CORP COM SER A COM SERA CUSIP : 530307107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,792.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,165.96
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	LIBERTY BROADBAND CORP COM SER A COM SERA CUSIP 530307107 [Member]
EBP, Investment, Number of Shares | shares	107
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP : 530307305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 27,541.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,163.2
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP 530307305 [Member]
EBP, Investment, Number of Shares | shares	312
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MARTIN MARIETTA MATLS INC COM CUSIP : 573284106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,581.36
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 12,453.2
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MARTIN MARIETTA MATLS INC COM CUSIP 573284106 [Member]
EBP, Investment, Number of Shares | shares	20
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MERCADOLIBRE INC COM STK CUSIP : 58733R102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 48,344.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 48,342.24
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MERCADOLIBRE INC COM STK CUSIP 58733R102 [Member]
EBP, Investment, Number of Shares | shares	24
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | META PLATFORMS INC COM USD0.000006 CL 'A' CUSIP : 30303M102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 23,092.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 44,226.03
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	META PLATFORMS INC COM USD0.000006 CL A CUSIP 30303M102 [Member]
EBP, Investment, Number of Shares | shares	67
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MICROSOFT CORP COM CUSIP : 594918104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 69,916.36
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 104,945.54
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MICROSOFT CORP COM CUSIP 594918104 [Member]
EBP, Investment, Number of Shares | shares	217
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NTUIT COM CUSIP : 461202103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 17,968.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 19,872.6
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	INTUIT COM CUSIP 461202103 [Member]
EBP, Investment, Number of Shares | shares	30
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PTC INC COM CUSIP : 69370C100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,690.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 24,215.19
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PTC INC COM CUSIP 69370C100 [Member]
EBP, Investment, Number of Shares | shares	139
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | UNITEDHEALTH GROUP INC COM CUSIP : 91324P102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 122,610.51
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 110,916.96
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	UNITEDHEALTH GROUP INC COM CUSIP 91324P102 [Member]
EBP, Investment, Number of Shares | shares	336
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VULCAN MATERIALS CO COM CUSIP : 929160109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,315.04
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,408.8
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	VULCAN MATERIALS CO COM CUSIP 929160109 [Member]
EBP, Investment, Number of Shares | shares	40
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WOODWARD INC COM CUSIP : 980745103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 38,381.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 75,277.68
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	WOODWARD INC COM CUSIP 980745103 [Member]
EBP, Investment, Number of Shares | shares	249
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WORKDAY INC CL A COM USD0.001 CUSIP : 98138H101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 106,918.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 97,080.56
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	WORKDAY INC CL A COM USD0.001 CUSIP 98138H101 [Member]
EBP, Investment, Number of Shares | shares	452
Investment, Identifier [Axis]: Other | Total Other
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 13,143,619.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	15,163,758.35
Investment, Identifier [Axis]: Other | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	13,143,619.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	15,163,758.35
Investment, Identifier [Axis]: Other | Value of Interest in Registered Investment Companies | United States - USD | REBATE ACCRUALS CUSIP : 999927320
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	0
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 0
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	REBATE ACCRUALS CUSIP 999927320 [Member]
Investment, Identifier [Axis]: Other | Value of Interest in Registered Investment Companies | United States - USD | UBS PUERTO RICO SDBA ASSET CUSIP : 000810457
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 1
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	13,143,619.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,163,758.35
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS PUERTO RICO SDBA ASSET CUSIP 000810457 [Member]
Investment, Identifier [Axis]: Participant Loans | Total Participant Loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 780,253.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	780,253.86
Investment, Identifier [Axis]: Participant Loans | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	780,253.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	780,253.86
Investment, Identifier [Axis]: Participant Loans | United States - USD | UBS PR LOAN ASSET CUSIP : 000810283
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	780,253.86
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	780,253.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 780,253.86
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant Loans [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS PR LOAN ASSET CUSIP 000810283 [Member]
Investment, Identifier [Axis]: Payable Other | Total Payable Other
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	0
Investment, Identifier [Axis]: Payable Other | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	0
Investment, Identifier [Axis]: Payable Other | Value of Interest in Registered Investment Companies | United States - USD | INVESTMENT MANAGEMENT EXPENSE ACCRUAL CUSIP : 994996916
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	0
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 0
EBP, Investment, Current Value, Type [Extensible Enumeration]	Payable Other [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	INVESTMENT MANAGEMENT EXPENSE ACCRUAL CUSIP 994996916 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | Total Value of Interest in Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 18,418,432.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	20,566,818.03
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	18,418,432.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	20,566,818.03
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP : 74443R100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	9,797.94
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,806,882.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,973,599.05
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP 74443R100 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO SSGA GLOBAL ALL CAP EQUITY EX-US INDEX NL SERIES FD - CL K CUSIP : 85744W531
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 32,942.94
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	506,098.97
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 685,937.9
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO SSGA GLOBAL ALL CAP EQUITY EXUS INDEX NL SERIES FD CL K CUSIP 85744W531 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO SSGA RUSSELL SMALL/MID CAP INDEX NON- LENDING SERIES FUND CLASS K CUSIP : 85744W242
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 40,099.46
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	912,758.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,197,209.48
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO SSGA RUSSELL SMALLMID CAP INDEX NON LENDING SERIES FUND CLASS K CUSIP 85744W242 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO STATE STR GLOBAL ADVISORS TR CO INV S&P 500 INDEX NON-LENDING SER FD CL M CUSIP : 856917729
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 951,604.63
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	9,827,048.94
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,323,143.49
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO STATE STR GLOBAL ADVISORS TR CO INV SP 500 INDEX NONLENDING SER FD CL M CUSIP 856917729 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP : 857480404
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 30,604.22
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	347,588.31
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 368,872.66
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP 857480404 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 5,018,055.45
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	5,018,055.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,018,055.45
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP 66586U445 [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | NT COLLECTIVE SHORT TERM INVT FD CUSIP : 66586U452
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 0
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 0
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common Collective Trusts [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	NT COLLECTIVE SHORT TERM INVT FD CUSIP 66586U452 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,542,534.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	24,669,899.53
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | Emerging Markets Region - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	283,834.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	259,734.01
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | Emerging Markets Region - USD | MFO AMERICAN BEACON FUNDS NINETY ONE EMERGING MARKETS EQUITY FD R6 CUSIP : 02452A692
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	20,878.94
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	283,834.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 259,734.01
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO AMERICAN BEACON FUNDS NINETY ONE EMERGING MARKETS EQUITY FD R6 CUSIP 02452A692 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | Global Region - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 82,079.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	88,946.98
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | Global Region - USD | MFO NATIXIS FUNDS TRUST I MIROVA GLOBAL SUSTAINABLE FUND Y USD INC CUSIP : 63872R533
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	4,024.75
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	82,079.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 88,946.98
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO NATIXIS FUNDS TRUST I MIROVA GLOBAL SUSTAINABLE FUND Y USD INC CUSIP 63872R533 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | International Region - USD | MFO ARTISAN FDS INC INTL FD INSTL SHS CUSIP : 04314H402
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 8,302.04
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	255,068.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 249,559.32
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO ARTISAN FDS INC INTL FD INSTL SHS CUSIP 04314H402 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | International Region - USD | MFO GALLERY TR MONDRIAN INTL EQUITY FD CUSIP : 36381Y108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 9,206.29
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	140,221.34
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 159,545.01
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO GALLERY TR MONDRIAN INTL EQUITY FD CUSIP 36381Y108 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | Total International Region - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 395,289.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	409,104.33
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	18,781,331.31
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	23,912,114.21
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | INVESCO ILLIQUID CUSIP : 998484570
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	1
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,531.34
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 555.13
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	INVESCO ILLIQUID CUSIP 998484570 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO LOOMIS SAYLES INVT TR FORMERLY LOOMIS S CUSIP : 543495691
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,182.23
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	35,280.02
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 33,911.85
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO LOOMIS SAYLES INVT TR FORMERLY LOOMIS S CUSIP 543495691 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO T ROWE PRICE INSTITUTIONAL EQUITY FDS LARGE-CAP GROWTH FD CUSIP : 45775L408
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 30,908
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,935,986.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,626,252.76
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO T ROWE PRICE INSTITUTIONAL EQUITY FDS LARGECAP GROWTH FD CUSIP 45775L408 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS INSTITUTIONAL TARGET RETIREMENT 2070 CUSIP : 92202E664
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 3,771.76
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	96,496.32
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 120,017.4
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS INSTITUTIONAL TARGET RETIREMENT 2070 CUSIP 92202E664 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2020 FD CUSIP : 92202E805
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 110,729.51
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	3,003,284.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,039,525.05
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2020 FD CUSIP 92202E805 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2030 FD CUSIP : 92202E888
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 160,837.38
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	5,176,348.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,808,246.3
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2030 FD CUSIP 92202E888 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2040 FD CUSIP : 92202E870
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 60,446.91
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,089,250.81
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,019,323.15
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2040 FD CUSIP 92202E870 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2050 FD CUSIP : 92202E862
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 12,670.2
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	539,173.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 751,089.46
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2050 FD CUSIP 92202E862 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2060 FD CUSIP : 92202E839
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 25,089.84
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,118,335.76
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,529,978.44
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2060 FD CUSIP 92202E839 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2065 FD INV SHS CUSIP : 92202E680
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 4,156.71
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	110,224.56
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 166,393.1
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2065 FD INV SHS CUSIP 92202E680 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD TARGET RET FD 2025 #304 CUSIP : 92202E409
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 40,390.46
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	773,261.61
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 805,789.68
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET FD 2025 304 CUSIP 92202E409 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD TARGET RET FD 2035 CUSIP : 92202E508
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 60,737.71
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,231,485.03
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,662,998.5
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET FD 2035 CUSIP 92202E508 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD TARGET RET FD 2045 #306 CUSIP : 92202E607
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 56,052.77
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,444,889.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,947,273.23
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET FD 2045 306 CUSIP 92202E607 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD TARGET RET INC FD 308 CUSIP : 92202E102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 68,991.2
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	907,326.73
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 956,907.94
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET INC FD 308 CUSIP 92202E102 [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD TARGET RETIREMENT 2055 FUND CUSIP : 92202E847
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 6,708.77
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	318,456.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 443,852.22
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RETIREMENT 2055 FUND CUSIP 92202E847 [Member]